DWS Strategic High Yield Tax-Free Fund Shareholder Fees - Class ACIS [Member] - DWS Strategic High Yield Tax-Free Fund	Sep. 24, 2026 USD ($)
Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Maximum Account Fee	$ 20
Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]
Maximum Account Fee	$ 20
INST Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Maximum Account Fee	$ 0
Class S
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Maximum Account Fee	$ 20

[1]	Investments of $250,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date.